Employee benefits - Defined benefit plans - Reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	€ 3,614	€ 3,629	€ 3,551
Net period expense	452	576	625
Employer contributions	(18)	(30)	(22)
Benefits directly paid by the employer	(716)	(623)	(477)
Actuarial losses/(gains) arising from changes of assumptions	(16)	80	(53)
Other	2	(18)	5
Employee benefits - closing balance	3,318	3,614	€ 3,629
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	158
Net period expense	5
Employer contributions	(18)
Benefits directly paid by the employer	(3)
Actuarial losses/(gains) arising from changes of assumptions	(30)
Other	(3)
Employee benefits - closing balance	109	158
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	766
Net period expense	64
Benefits directly paid by the employer	(27)
Actuarial losses/(gains) arising from changes of assumptions	17
Other	6
Employee benefits - closing balance	826	766
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	74
Net period expense	2
Benefits directly paid by the employer	(3)
Actuarial losses/(gains) arising from changes of assumptions	(3)
Employee benefits - closing balance	70	74
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	1,956
Net period expense	309
Benefits directly paid by the employer	(621)
Employee benefits - closing balance	1,644	1,956
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	660
Net period expense	72
Benefits directly paid by the employer	(62)
Other	(1)
Employee benefits - closing balance	€ 669	€ 660